STOCKHOLDERS’ EQUITY - Vallon - Q1 (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Line Items]
Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	September 30, 2023	December 31, 2022
Volatility	167.7%	139.9%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.92%	4.32%
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%

Schedule of Warrants Outstanding to Purchase Common Stock
As of September 30, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
1,231	$243.32	November 2023
204	$243.32	December 2023
163,185	$103.18	June 2025
542	$2,100.00	February 2026
3,524	$197.05	May 2027
167	$0.01	July 2027
342	$429.73	April 2028
60,228	$103.11	60 months after registration date
181,316	$94.57	60 months after registration date
116,353	$85.96	24 months after registration date

GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Equity [Line Items]
Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the Warrants with the following weighted-average assumptions:

	December 31, 2022	March 31, 2023
Volatility	139.9%	159.4%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	4.32%	3.94%
The Black-Scholes option-pricing model was used to estimate the fair value of the Underwriters’ Warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%

Schedule of Warrants Outstanding to Purchase Common Stock
As of March 31, 2023, Vallon had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
3,758	$300.00	February 12, 2026
24,667	$28.146	May 17, 2027